Consolidated Statements of Financial Position - USD ($) $ in Thousands		Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
CURRENT ASSETS:
Cash and cash equivalents		$ 144	$ 870	$ 1,593
Restricted deposit		34	10	10
Other accounts receivable		632	75	246
Total current assets		810	955	1,849
NON-CURRENT ASSETS:
Restricted deposit			24	24
Investment in associate		742
Property and equipment, net		41	175	209
Total non-current assets		783	199	233
Total assets		1,593	1,154	2,082
CURRENT LIABILITIES:
Credit from others		6	67	64
Trade payables		1,108	864	885
Other accounts payable		65	108	138
Short-term loan		61
Convertible component		397
Convertible debentures				993
Conversion component of convertible debentures				142
Total current liabilities		1,637	1,039	2,222
NON- CURRENT LIABILITIES:
Lease liability			94	116
Warrants		598	7	486
Total non-current liabilities		598	101	602
EQUITY (DEFICIT) ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital		15,629	6,323	4,529
Share premium	[1]	32,092	39,777	38,821
Reserve from share-based payment transactions		4,872	4,862	4,691
Foreign currency translation reserve		497	497	497
Transactions with non-controlling interests		559	261	261
Accumulated deficit		(54,344)	(51,706)	(49,541)
Total equity attributable to equity holders of the company		(695)	14	(742)
Non-controlling interests		53
Total equity (deficit)		(642)	14	(742)
Total Equity and Liabilities		$ 1,593	$ 1,154	$ 2,082

[1]	Warrants exercisable into shares as of December 31, 2019 were reclassified into Share premium.